UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22553
Investment Company Act file number:

Miller/Howard High Income Equity Fund
(Exact name of registrant as specified in charter)

10 Dixon Avenue
Woodstock, NY 12498
(Address of principal executive offices) (Zip code)

Annemarie Gilly
Miller/Howard Investments, Inc.
10 Dixon Avenue
Woodstock, NY 12498
 (Name and address of agent for service)

(845) 679-9166
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments.

Miller/Howard High Income Equity Fund
Schedule of Investments
July 31, 2015
(unaudited)

Common Stock - 98.5%	Shares	Fair Value

Advertising Agencies - 2.5%
Lamar Advertising Company	91,968	$5,522,678

Computer Peripheral Equipment - 1.6%
Cisco Systems, Inc.	123,512	3,510,211

Computer Storage Devices - 4.2%
Seagate Technology plc (Ireland)	185,349	9,378,659

Crude Petroleum & Natrual Gas - 3.7%
Royal Dutch Shell plc ADR(1)	141,759	8,243,286

Deep Sea Foreign Transportation of Freight - 1.0%
Seaspan Corporation (Marshall Islands)	120,306	2,206,412

Electric Services - 12.4%
CenterPoint Energy, Inc.	202,529	3,916,911
Covanta Holding Corporation.(1)	389,604	7,690,783
FirstEnergy Corp.	128,494	4,363,656
PPL Corporation	134,851	4,289,610
Pattern Energy Group Inc..(1)	309,451	7,559,888
		27,820,848
Electronic & Other Electrical Equipment - 2.1%
General Electric Company(1)	182,853	4,772,463

Equipment Rental & Leasing - 1.9%
Textainer Group Holdings LTD	187,115	4,240,026

Facilities Support Management Services - 3.0%
The Geo Group, Inc.(1)	176,645	6,668,349

Leather & Leather Products - 2.1%
Coach, Inc.	154,984	4,835,501

Miscellaneous Business Credit Institutions - 5.7%
Ares Capital Corporation (1)	343,373	5,524,872
Golub Capital BDC, Inc.	131,803	2,148,389
Hercules Technology Growth Capital, Inc.	308,552	3,449,611
Triangle Capital Corporation	76,163	1,655,784
		12,778,656
Miscellaneous Investing - 5.8%
The Blackstone Group L.P.(1)	226,797	8,901,782
Main Street Capital Corporation	131,648	4,000,783
		12,902,565
Motion Picture Theaters - 2.0%
Regal Entertainment Group	219,548	4,522,689

National Commercial Banks - 2.2%
PacWest Bancorp	104,672	4,845,267

Natural Gas Transmission - 9.4%
Kinder Morgan, Inc.(2)	282,599	9,789,229
Williams Companies, Inc.(1)	214,611	11,262,785
		21,052,014
Petroleum & Petroleum Products - 2.6%
Macquarie Infrastructure Company LLC(1)	68,717	5,836,135

Petroleum Refining - 2.0%
Total S.A. ADR(1)	91,773	4,523,491

Pharmaceutical Preparations - 4.4%
GlaxoSmithKline plc ADR	109,529	4,757,940
Novartis AG ADR	49,377	5,122,864
		9,880,804
Real Estate Investment Trusts - 18.3%
Corrections Corporation of America(1)	193,374	6,800,964
Digital Realty Trust, Inc.	108,144	6,950,415
DuPont Fabros Technology, Inc.	213,225	6,428,734
HCP, Inc.(1)	104,787	4,048,970
LaSalle Hotel Properties	115,103	3,829,477
NorthStar Realty Finance Corp(1)	465,538	7,448,608
Omega Healthcare Investors, Inc.	153,696	5,573,017
		41,080,185
Semiconductors & Related Devices - 1.0%
STMicroelectronics N.V. ADR	277,016	2,152,414

Telephone Communications (No Radiotelephone) - 8.0%
AT&T Inc.(1)	240,572	8,357,471
BCE Inc. (Canada)	126,809	5,216,922
Verizon Communications Inc.(1)	95,132	4,451,226
		18,025,619
Water Transportation - 2.6%
Golar LNG LTD. (Bermuda)	134,726	5,802,649

Total Common Stock (Cost $232,298,367)		220,600,921

Master Limited Partnerships - 16.6%
Liquefied Petroleum Gas Dealers - 3.5%
AmeriGas Partners, L.P.	169,846	7,797,630

Natural Gas Liquids - 1.7%
MarkWest Energy Partners, L.P.	59,311	3,881,312

Natural Gas Transmission - 8.0%
Energy Transfer Partners L.P.	155,313	7,952,026
Williams Partners L.P.	217,586	10,037,242
		17,989,268
Natural Gas Transmission & Distribution - 3.4%
Targa Resources Partners L.P.	201,383	7,539,779

Total Master Limited Partnerships (Cost $40,701,263)		37,207,989

Short-Term Investment - 2.1%
Investment Company - 2.1%
Fidelity Institutional Money Market Portfolio - Class I, 0.11%(3) (Cost $3,161,583)	3,161,583	3,161,583

Total Investments - 116.5% (Cost $276,161,213)		260,970,493
Total Value of Options Written (Premiums received $194,281) - (0.1%)		(208,785)
Other Assets and Liabilities - (16.4%)		(36,744,331)
Total Net Assets Applicable to Common Stockholders - 100.0%		$224,017,377

Note: Percentages indicated are based on the net assets of the Fund.
ADR	American Depository Receipt.
(1)	All or a portion of this security has been pledged as collateral in connection with the Fund's committed facility agreement.
As of July 31, 2015, the total value of securities pledged as collateral for the committed facility agreement was $76,890,871.
(2)	All or a portion of the security represents collateral for outstanding put option contracts written.
(3)	Rate indicated is the current yield as of July 31, 2015.

Miller/Howard High Income Equity Fund
Schedule of Options Written
July 31, 2015
(unaudited)

	Expiration Date	Strike Price	Contracts	Fair Value
Call Options Written
Golar LNG LTD.	August 2015	$45.00	1,347	$(208,785)

Total Value of Put Options Written (Premiums received $194,281)				$(208,785)

Income Taxes
The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Cost of investments	$275,966,933
Gross unrealized appreciation	5,377,956
Gross unrealized depreciation	(20,583,181)
Net unrealized depreciation	$(15,205,225)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Fund’s Board from time to time.  The valuation of the portfolio securities of the Fund currently includes the following processes:

(i)
The fair value of each security or option listed or traded on any recognized securities exchange or automated quotation system will be the last reported sale price at the relevant valuation date on the principal exchange on which such security is traded. If no sale is reported on that date, the security or option is valued at the mean between the bid and ask price.

(ii)
The Fund’s non-marketable investments will generally be valued in such manner as the Adviser determines in good faith to reflect their fair values under procedures established by, and under the general supervision and responsibility of the Board.  The pricing of all assets that are fair valued in this manner will be subsequently reported to and ratified by the Board.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments:

Description	Fair Value at July 31, 2015	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock(a)	$220,600,921	$220,600,921	$-	$-
Master Limited Partnerships(a)	37,207,989	37,207,989	-	-
Total Equity Securities	257,808,910	257,808,910	-	-
Other Securities:
Short-Term Investment(b)	3,161,583	3,161,583	-	-
Total Assets	$260,970,493	$260,970,493	$-	$-
Liabilities
Written Options	$208,785	$208,785	$-	$-

(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at July 31, 2015.

The Fund did not hold any Level 3 securities during the period ended July 31, 2015.  The Fund utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period ended July 31, 2015.

Derivative Financial Instruments
The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally sells (“writes”) put options on securities already held in its portfolio or securities that are candidates for inclusion in the portfolio.  The strategy is designed to provide the Fund with the ability to acquire securities that the Adviser is interested in at attractive valuations while earning income as a means to enhance distributions.

The Fund occasionally sells (“writes”) call options on securities already held in its portfolio.  The strategy is designed to generate realized gains from premiums as a means to enhance distributions.

Written Options – Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities.  The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments.  Premiums received from written options that expire are treated as realized gains.  The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received.  If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss.  If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss.  Written covered call options limit the upside potential of a security above the strike price.  Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provision of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivate fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in written options contracts for the period from November 24, 2014 through July 31, 2015, are as follows:

	Contracts	Premium
Options outstanding at November 24, 2014	-	$-
Options written	16,899	1,342,065
Options exercised	(13,406)	(930,262)
Options expired	(2,146)	(217,522)
Options outstanding at July 31, 2015	1,347	$194,281

The average monthly fair value of written options during the period from November 24, 2014 to July 31, 2015 was $156,410.

The following table presents the types and fair value of derivatives by location as presented on the Statement of Assets and Liabilities at July 31, 2015:

	Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Written equity options	Options written, at fair value	$208,785

The following table presents the effect of derivatives on the Statement of Operations for the period ended July 31, 2015:

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gains on Derivatives	Net Realized Gain on Derivatives	Net Unrealized Depreciation of Derivatives
Written equity options	Options	$930,262	$(14,504)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Miller/Howard High Income Equity Fund

By (Signature and Title)  /s/ Lowell G. Miller
  Lowell G. Miller, President and Chief Executive Officer

Date            September 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Lowell G. Miller
                                                 Lowell G. Miller, President and Chief Executive Officer

Date           September 16, 2015

By (Signature and Title) /s/ Helen Hamada
                                                 Helen Hamada, Chief Financial Officer

Date           September 15, 2015